Note 12 - Convertible Note Payable - Convertible Note Interest Expense (Details) - Convertible Notes Payable [Member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Non-cash amortization of debt discounts	$ 833
Cash interest expense	106
Total convertible note interest expense	$ 939